As filed with the Securities and Exchange Commission on May 21, 2015

Securities Act Registration No. 33-83548

Investment Company Act File No. 811-08748

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 36

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 37

WANGER ADVISORS TRUST

(Registrant)

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

Telephone number: 312.634.9200

Scott R. Plummer c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110	P. Zachary Egan Wanger Advisors Trust 227 West Monroe Street, Suite 3000 Chicago, Illinois 60606	Mary C. Moynihan Perkins Coie LLP 700 13th Street, N.W., Suite 600 Washington, D.C. 20005
(Agents for service)

It is proposed that this filing will become effective:

☒   immediately upon filing pursuant to rule 485(b)

☐   on              pursuant to rule 485(b)

☐   60 days after filing pursuant to rule 485(a)(1)

☐   on              pursuant to rule 485(a)(1)

☐   75 days after filing pursuant to rule 485(a)(2)

☐   on              pursuant to rule 485(a)(2)

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on May 21, 2015.

WANGER ADVISORS TRUST

By:	/s/ P. Zachary Egan
P. Zachary Egan, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title		Date

/s/ Laura M. Born	Trustee and Chair	)
Laura M. Born		)
)
/s/ Maureen M. Culhane	Trustee	)
Maureen M. Culhane		)
)
/s/ Margaret M. Eisen	Trustee	)
Margaret M. Eisen		)
)
/s/ Thomas M. Goldstein	Trustee	)
Thomas M. Goldstein		)
)
/s/ John C. Heaton	Trustee	)
John C. Heaton		)
)
/s/ Steven N. Kaplan	Trustee	)
Steven N. Kaplan		)	May 21, 2015
)
/s/ Charles R. Phillips	Trustee	)
Charles R. Phillips		)
)
/s/ David J. Rudis	Trustee	)
David J. Rudis		)
)
/s/ P. Zachary Egan P. Zachary Egan	Trustee and President (principal executive officer))
)
)
/s/ John M. Kunka	Treasurer (principal financial and accounting officer))
John M. Kunka		)

Index of Exhibits Filed with this Amendment

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase